THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 1997
--------------------------------------------------------------------------------

   PRINCIPAL                                                           MOODY'S/S&P
     AMOUNT                       SECURITY DESCRIPTION                    RATING          VALUE
----------------    -------------------------------------------------  ------------   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS AND ASSET BACKED SECURITIES (11.4%)
FINANCIAL SERVICES (11.4%)
$     25,000,000    Credit Suisse First Boston Mortgage Securities
                      Corp, Remic:I/O, CSTR, Series 97-2, Class X,
                      (144A), 1.04% due 06/25/20.....................     NR/AAA      $     992,187
       2,000,000    First Chicago/Lennar Trust I, Series 97-D, 8.11%
                      due 04/13/39...................................     NR/NR           1,860,625
       2,047,851    Merrill Lynch Mortgage Investors, Inc., Series
                      95-C2, Class E, 7.98% due 06/15/21.............     Ba3/NR          2,021,454
       2,000,000    Morgan Stanley Capital I, Series 97-1, Class F,
                      (144A), 6.85% due 02/15/20.....................     Ba2/NR          1,753,020
                                                                                      -------------
                        TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS AND
                          ASSET BACKED SECURITIES (COST
                          $6,588,549)................................                     6,627,286
                                                                                      -------------

CONVERTIBLE BONDS (0.2%)
RETAIL (0.2%)
         150,000    Corporate Express Inc., 4.50% due 07/01/00 (cost
                      $127,217)......................................      B3/B             128,062
                                                                                      -------------

CORPORATE OBLIGATIONS (19.5%)
BANKING (0.9%)
         500,000    Union Bank of Switzerland - New York Branch,
                      7.25% due 07/15/06.............................     Aa1/AA            499,000
                                                                                      -------------

BROADCASTING & PUBLISHING (2.5%)
         500,000    Cablevision Systems Corp., 10.50% due 05/15/16...      B2/B             505,625
         500,000    Lenfest Communications Inc., 10.50% due
                      06/15/06.......................................     B2/BB-            518,750
         500,000    TCI Communications Inc., 7.875% due 02/15/26.....    Ba1/BBB-           440,640
                                                                                      -------------
                                                                                          1,465,015
                                                                                      -------------

BUILDING MATERIALS (0.5%)
         300,000    USG Corp., 8.50% due 08/01/05....................    Ba2/BB+            304,125
                                                                                      -------------

ELECTRIC (0.9%)
         500,000    Commonwealth Edison Co., Series 85, 7.375% due
                      09/15/02.......................................    Baa2/BBB           499,225
                                                                                      -------------

ELECTRONICS (0.9%)
         371,685    LG Electronics Inc./Zenith Electronics, 9.06% due
                      04/02/07.......................................     NR/NR             374,383
         120,982    LG Electronics Inc./Zenith Electronics, 9.09% due
                      04/02/07.......................................     NR/NR             122,020
                                                                                      -------------
                                                                                            496,403
                                                                                      -------------

ENTERTAINMENT, LEISURE & MEDIA (0.3%)
         175,000    Jacor Communications Co., 9.75% due 12/15/06.....      B2/B             178,062
                                                                                      -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

   PRINCIPAL                                                           MOODY'S/S&P
     AMOUNT                       SECURITY DESCRIPTION                    RATING          VALUE
----------------    -------------------------------------------------  ------------   -------------
FINANCIAL SERVICES (3.6%)
$        500,000    Aames Financial Corp., 9.125% due 11/01/03.......    Ba3/BB-      $     473,750
         500,000    Bank Boston Capital Trust II, Series B, 7.75% due
                      12/15/26.......................................    Baa1/BBB           466,970
         500,000    Montell America Finance Corp., (144A), 7.60% due
                      03/15/07.......................................    Baa2/BBB           500,000
         150,000    Sun World International, Inc., (144A), 11.25% due
                      04/15/04.......................................     NR/NR             152,250
         500,000    Termoemcali Funding Corp., (144A), 10.125% due
                      12/15/14.......................................    NR/BBB-            521,875
                                                                                      -------------
                                                                                          2,114,845
                                                                                      -------------

HEALTH SERVICES (1.4%)
         300,000    Mariner Health Group, Inc., Series B, 9.50% due
                      04/01/06.......................................      B2/B             291,750
         500,000    Tenet Healthcare Corp., 10.125% due 03/01/05.....     Ba3/B+            537,500
                                                                                      -------------
                                                                                            829,250
                                                                                      -------------

MANUFACTURING (0.4%)
         200,000    Collins & Aikman Products Co., 11.50% due
                      04/15/06.......................................      B3/B             220,000
                                                                                      -------------

METALS & MINING (1.4%)
         180,000    AK Steel Corp., 9.125% due 12/15/06..............    Ba2/BB-            178,425
         200,000    Oregon Steel Mills, Inc., 11.00% due 06/15/03....     B1/BB             216,000
         400,000    Ryerson Tull, Inc., 8.50% due 07/15/01...........     Ba1/BB            406,500
                                                                                      -------------
                                                                                            800,925
                                                                                      -------------

NATURAL GAS (1.7%)
         500,000    Lasmo (USA) Inc., 7.50% due 06/30/06.............    Baa2/BBB           503,280
         500,000    Lomak Petroleum, Inc., 8.75% due 01/15/07........      B1/B             476,250
                                                                                      -------------
                                                                                            979,530
                                                                                      -------------

OIL-PRODUCTION (0.9%)
         500,000    Plains Resources, Inc., Series B, 10.25% due
                      03/15/06.......................................     B2/B-             517,500
                                                                                      -------------

POLLUTION CONTROL (0.4%)
         200,000    Allied Waste North America, Inc., (144A), 10.25%
                      due 12/01/06...................................     B3/B+             210,250
                                                                                      -------------

TELECOMMUNICATION SERVICES (1.3%)
         325,000    McLeod, Inc., (144A), 0.00%* due 03/01/07........     B3/NR             183,219
         500,000    Paging Network Inc., 10.00% due 10/15/08.........      B2/B             441,250
         215,000    Teleport Communications Group, 0.00%* due
                      07/01/07.......................................      B1/B             147,275
                                                                                      -------------
                                                                                            771,744
                                                                                      -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

   PRINCIPAL                                                           MOODY'S/S&P
     AMOUNT                       SECURITY DESCRIPTION                    RATING          VALUE
----------------    -------------------------------------------------  ------------   -------------
TELECOMMUNICATIONS (0.3%)
$        150,000    Qwest Communications International, Inc., (144A),
                      10.875% due 04/01/07...........................     NR/NR       $     153,000
                                                                                      -------------

TELEPHONE (1.7%)
         500,000    GTE Corp., 7.90% due 02/01/27....................      A3/A             493,565
         500,000    US West Capital Funding Inc., 7.30% due
                      01/15/07.......................................   Baa1/BBB+           494,910
                                                                                      -------------
                                                                                            988,475
                                                                                      -------------

TRANSPORTATION (0.4%)
         200,000    Atlantic Express Transportation Corp., (144A),
                      10.75% due 02/01/04............................      B2/B             205,000
                                                                                      -------------
                        TOTAL CORPORATE OBLIGATIONS (COST
                          $11,351,655)...............................                    11,232,349
                                                                                      -------------

FOREIGN CORPORATE OBLIGATIONS (7.9%)
CANADA (1.4%)
                    Forest Products & Paper
         500,000      Canadian Pacific Forest Products Ltd., 9.25%
                       due 06/15/02..................................     Ba1/NR            516,455
         300,000      Gulf Canada Resources Ltd., 8.25% due
                       03/15/17......................................    Ba1/BB+            294,750
                                                                                      -------------
                                                                                            811,205
                                                                                      -------------

CHINA (0.8%)
                    Banking
         500,000      State Development Bank of China, 7.375% due
                       02/01/07......................................     A3/BBB            491,355
                                                                                      -------------

MEXICO (2.3%)
                    Metals & Mining
         500,000      Altos Hornos de Mexico S.A., (144A), 11.375%
                       due 04/30/02..................................     NR/NR             508,750
                    Forest Products & Paper
         800,000      Copamex Industrias SA DE CV, (144A), 11.375%
                       due 04/30/04..................................     B1/NR             821,000
                                                                                      -------------
                                                                                          1,329,750
                                                                                      -------------

NETHERLANDS (1.8%)
                    Financial Services
       1,000,000      Matahari International Finance Co. BV, (144A),
                       11.25% due 03/15/01...........................     NR/NR           1,057,500
                                                                                      -------------

SOUTH KOREA (0.8%)
                    Banking
         500,000      Korea Development Bank, 6.75% due 12/01/05.....     A1/AA-            475,915
                                                                                      -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

   PRINCIPAL                                                           MOODY'S/S&P
     AMOUNT                       SECURITY DESCRIPTION                    RATING          VALUE
----------------    -------------------------------------------------  ------------   -------------
THAILAND (0.8%)
                    Banking
$        500,000      Bangkok Bank Public Co. Ltd., (144A), 7.25% due
                       09/15/05......................................    A3/BBB+      $     479,060
                                                                                      -------------
                        TOTAL FOREIGN CORPORATE OBLIGATIONS (COST
                          $4,597,778)................................                     4,644,785
                                                                                      -------------

GOVERNMENT OBLIGATIONS (6.4%)
AUSTRALIA (0.3%)
                    Government of Australia
   AUD    71,000      Series 101, 8.75% due 01/15/01.................     NR/AAA             58,630
   AUD   110,000      Series 206, 10.00% due 02/15/06................     NR/AAA             97,869
                                                                                      -------------
                                                                                            156,499
                                                                                      -------------

BELGIUM (0.3%)
                    Kingdom of Belgium
  BEF  2,000,000      Series 24, 7.00% due 05/15/06..................     Aa1/NR             60,588
  BEF  3,000,000      Series 7, 9.00% due 06/27/01...................     Aa1/NR             97,752
                                                                                      -------------
                                                                                            158,340
                                                                                      -------------

CANADA (1.2%)
   USD   500,000    Province of Quebec, 7.00% due 01/30/07...........     A2/A+             486,310
                    Government of Canada
   CAD   191,000      7.00% due 12/01/06.............................    Aa1/AAA            140,275
   CAD    56,000      Series A77, 8.50% due 03/01/00.................    Aa1/AAA             43,265
                                                                                      -------------
                                                                                            669,850
                                                                                      -------------

FRANCE (0.6%)
                    Government of France
  FRF  1,280,000      7.50% due 04/25/05.............................     Aaa/NR            247,343
  FRF    620,000      9.50% due 01/25/01.............................     Aaa/NR            124,640
                                                                                      -------------
                                                                                            371,983
                                                                                      -------------

GERMANY (0.7%)
   DEM   300,000    Federal Republic of Germany, Series 92, 8.00% due
                      07/22/02.......................................     Aaa/NR            197,602
   DEM   339,000    Germany Unity Fund, 8.00% due 01/21/02...........     NR/NR             222,096
                                                                                      -------------
                                                                                            419,698
                                                                                      -------------

ITALY (0.3%)
 ITL 320,000,000    Republic of Italy, 9.00% due 10/01/03............    Aa3/AAA            201,248
                                                                                      -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

   PRINCIPAL                                                           MOODY'S/S&P
     AMOUNT                       SECURITY DESCRIPTION                    RATING          VALUE
----------------    -------------------------------------------------  ------------   -------------
JAPAN (1.4%)
                    Government of Japan
 JPY  24,200,000      Series 144, 6.00% due 12/20/01.................     Aaa/NR      $     227,565
 JPY  25,800,000      Series 164, 4.10% due 12/22/03.................     Aaa/NR            227,994
 JPY  40,300,000      Series 187, 3.30% due 06/20/06.................     Aaa/NR            338,315
                                                                                      -------------
                                                                                            793,874
                                                                                      -------------

NETHERLANDS (0.4%)
                    Government of the Netherlands
   NLG   137,000      Series 1&2, 6.00% due 01/15/06.................     NR/NR              72,069
   NLG   226,000      Series 1-3, 8.50% due 03/15/01.................     NR/NR             132,193
                                                                                      -------------
                                                                                            204,262
                                                                                      -------------

SPAIN (0.2%)
  ESP 14,600,000    Government of Spain, 10.50% due 10/30/03.........     Aa2/NR            121,308
                                                                                      -------------

SWEDEN (0.2%)
  SEK    700,000    Kingdom of Sweden, Series 1030, 13.00% due
                      06/15/01.......................................     Aa1/NR            111,364
                                                                                      -------------

UNITED KINGDOM (0.8%)
                    Treasury Gilt
  GBP     73,000      7.00% due 11/06/01.............................     Aaa/NR            117,894
  GBP    210,000      7.50% due 12/07/06.............................     Aaa/NR            338,297
                                                                                      -------------
                                                                                            456,191
                                                                                      -------------
                        TOTAL GOVERNMENT OBLIGATIONS (COST
                          $3,713,378)................................                     3,664,617
                                                                                      -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (26.9%)
FEDERAL NATIONAL MORTGAGE ASSOCIATION
$      6,060,000    TBA May, 7.50% due 12/01/99......................                     6,027,806
       9,500,000    TBA May, 8.00% due 01/01/99......................                     9,648,437
                                                                                      -------------
                        TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                          (COST $15,551,994).........................                    15,676,243
                                                                                      -------------

PRIVATE PLACEMENT (5.3%)
REAL ESTATE (5.3%)
         650,000    3512 Oxford Avenue (1st Mortgage Agreement on
                      Cooperative Building in Riverdale, New York),
                      8.45% due 04/01/17.............................     NR/NR             662,188
         650,000    3810 Greystone Avenue (1st Mortgage Agreement on
                      Cooperative Building in Riverdale, New York),
                      8.45% due 04/01/17.............................     NR/NR             654,947
         825,000    421 West 57th Street (1st Mortgage Agreement on
                      Coop Building in New York City), 8.98% due
                      05/01/22.......................................     NR/NR             825,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

   PRINCIPAL                                                           MOODY'S/S&P
     AMOUNT                       SECURITY DESCRIPTION                    RATING          VALUE
----------------    -------------------------------------------------  ------------   -------------
REAL ESTATE (CONTINUED)
$        933,000    Crystal River Mobile Home Park, Florida, 8.75%
                      due 11/01/02...................................     NR/NR       $     953,965
                                                                                      -------------
                        TOTAL PRIVATE PLACEMENT (COST $3,058,000)....                     3,096,100
                                                                                      -------------

SOVEREIGN BONDS (15.1%)
ARGENTINA (3.7%)
       2,328,000    Republic of Argentina FRB, 6.75% due 03/31/05....     B1/BB           2,135,940
                                                                                      -------------

BRAZIL (3.5%)
       2,689,560    Republic of Brazil, C Bonds, 8.00%* due
                      04/15/14.......................................     B1/BB-          2,037,342
                                                                                      -------------

ECUADOR (0.9%)
         500,000    Republic of Ecuador FRN, (144A), 10.813% due
                      04/25/04.......................................     NR/NR             506,250
                                                                                      -------------

MEXICO (1.7%)
       1,000,000    United Mexican States, (144A), 7.625% due
                      08/06/01.......................................   Baa3/BBB-         1,012,500
                                                                                      -------------

POLAND (0.8%)
         600,000    Government of Poland PDI, 4.00%* due 10/27/14....   Baa3/BBB-           488,280
                                                                                      -------------

RUSSIA (1.5%)
       1,500,000    Russia Principal Loan**..........................     NR/NR             873,750
                                                                                      -------------

VENEZUELA (3.0%)
       2,000,000    Republic of Venezuela DCB Series DL, FRN, 6.50%
                      due 12/18/07...................................     Ba2/NR          1,767,600
                                                                                      -------------
                        TOTAL SOVEREIGN BONDS (COST $8,798,812)......                     8,821,662
                                                                                      -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                       SECURITY DESCRIPTION                     VALUE
---------------    -------------------------------------------------  -------------
SHORT-TERM INVESTMENTS (41.3%)
RUSSIA (1.6%)
$     1,000,000    Russia Treasury Bills, due 10/27/97..............  $     938,665
                                                                      -------------

REPURCHASE AGREEMENT (39.7%)
 (s) 23,085,000    State Street Bank and Trust Co., 5.00% dated
                     4/30/97 due 5/01/97, proceeds $23,088,206
                     (collateralized by $15,955,000 U.S. Treasury
                     Notes, 4.75% due 10/31/98, valued at
                     $15,633,407; $1,320,000 U.S. Treasury Notes,
                     5.00% due 2/15/99, valued at $1,292,981;
                     $3,325,000 U.S. Treasury Notes, 6.125% due
                     7/13/00, valued at $3,293,309; $1,475,000 U.S.
                     Treasury Notes, 12.00% due 8/15/13, valued at
                     $1,808,949; $455,000 U.S. Treasury Notes,
                     8.125% due 8/15/21, valued at $509,884;
                     $675,000 U.S. Treasury Notes, 7.50% due
                     11/15/24, valued at $711,703) (cost
                     $23,085,000)...................................     23,085,000
                                                                      -------------
                       TOTAL SHORT-TERM INVESTMENTS (COST
                        $24,022,006)................................     24,023,665
                                                                      -------------
                   TOTAL INVESTMENTS (COST $77,809,389) (134.0%)....     77,914,769
                   LIABILITIES IN EXCESS OF OTHER ASSETS (-34.0%)...    (19,748,007)
                                                                      -------------
                   NET ASSETS (100.0%)..............................  $  58,166,762
                                                                      -------------
                                                                      -------------

------------------------------
Note: Based on the cost of investments of $77,809,389 for Federal Income Tax Purposes at April 30, 1997, the aggregate gross unrealized appreciation and depreciation was $407,515 and $302,135, respectively, resulting in net unrealized appreciation of $105,380.

(s) $16,510,000 par segregated as collateral for TBA securities.

Abbreviations:

* Rate shown reflects current rate on variable rate instrument or instrument with step coupon rates.

** When and If issued securities.

144A - Securities restricted for resale to Qualified Institutional Buyers.

TBA - Securities purchased (sold) on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement.

C - Debt instrument with a fixed interest rate that pays a portion in interest and a portion capitalizes increasing the principal.

CSTR - Collateral Strip Rate.

DCB - Debt Conversion Bond - noncollateralized floating rate instrument that previously allowed the holder to convert the debt at a specific time.

FRB - Floating Rate Bond.

FRN - Floating Rate Note.

I/O - Interest Only.

NR - Not Rated.

PDI - Debt instrument created from past due interest on previous Brady Bond plans.

Remic - Real Estate Mortgage Investment Conduit

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $77,809,389 )           $77,914,769
Cash                                                     3,240
Foreign Currency at Value (Cost $27,681 )               27,481
Receivable for Investments Sold                      2,963,797
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                   111,349
Interest Receivable                                    537,913
Deferred Organization Expenses                          17,264
Receivable for Expense Reimbursement                     9,864
                                                   -----------
    Total Assets                                    81,585,677
                                                   -----------

LIABILITIES
Payable for Investments Purchased                   23,318,187
Unrealized Depreciation of Forward Foreign
  Currency Contracts                                    38,273
Advisory Fee Payable                                    20,100
Organization Expenses Payable                           14,200
Custody Fee Payable                                     13,984
Administrative Services Fee Payable                      1,391
Administration Fee Payable                                 156
Fund Services Fee Payable                                   29
Accrued Trustees' Fees and Expenses                        296
Accrued Expenses                                        12,299
                                                   -----------
    Total Liabilities                               23,418,915
                                                   -----------
NET ASSETS
Applicable to Investors' Beneficial Interests      $58,166,762
                                                   -----------
                                                   -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE PERIOD FROM MARCH 17, 1997 (COMMENCEMENT OF OPERATIONS) TO APRIL 30,
1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                $454,031

EXPENSES
Advisory Fee                                       $  28,495
Custodian Fees and Expenses                           13,984
Professional Fees and Expenses                         9,504
Administrative Services Fee                            1,974
Printing Expenses                                      1,441
Amortization of Organization Expense                     436
Trustees' Fees and Expenses                              344
Administration Fee                                       156
Fund Services Fee                                         83
Insurance Expense                                         13
Miscellaneous                                             98
                                                   ---------
    Total Expenses                                    56,528
Less: Reimbursement of Expenses                      (15,368)
                                                   ---------

NET EXPENSES                                                     41,160
                                                               --------
NET INVESTMENT INCOME                                           412,871

NET REALIZED LOSS ON
  Investment Transactions                           (104,651)
  Foreign Currency Transactions                      (15,710)
                                                   ---------
    Net Realized Loss                                          (120,361)

NET CHANGE IN UNREALIZED APPRECIATION OF
  Investments                                        105,380
  Foreign Currency Contracts and Translations         70,404
                                                   ---------
    Net Change in Unrealized Appreciation                       175,784
                                                               --------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $468,294
                                                               --------
                                                               --------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

                                                    FOR THE PERIOD
                                                    MARCH 17, 1997
                                                   (COMMENCEMENT OF
                                                    OPERATIONS) TO
                                                    APRIL 30, 1997
                                                   ----------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                              $       412,871
Net Realized Loss on Investment and Foreign
  Currency Transactions                                   (120,361)
Net Change in Unrealized Appreciation of
  Investments and Foreign Currency Translations            175,784
                                                   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                           468,294
                                                   ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                           57,603,845
Withdrawals                                                 (5,387)
                                                   ----------------
    Net Increase from Investors' Transactions           57,598,458
                                                   ----------------
    Total Increase in Net Assets                        58,066,752

NET ASSETS
Beginning of Period                                        100,010
                                                   ----------------
End of Period                                      $    58,166,762
                                                   ----------------
                                                   ----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA (UNAUDITED)
--------------------------------------------------------------------------------

                                                    FOR THE PERIOD
                                                    MARCH 17, 1997
                                                   (COMMENCEMENT OF
                                                    OPERATIONS) TO
                                                    APRIL 30, 1997
                                                   ----------------

RATIOS TO AVERAGE NET ASSETS
  Expenses                                                    0.65%(a)
  Net Investment Income                                       6.52%(a)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                     0.24%(a)
Portfolio Turnover                                          104.17%

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30,1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Global Strategic Income Portfolio (the "Portfolio"), is one of two subtrusts (portfolios) comprising Series Portfolio II. Series Portfolio II is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York on January 9, 1997. The Portfolio commenced operations on March 17, 1997 and received a contribution of certain assets and liabilities including securities, with a value of $41,072,730 on that date from The JPM Institutional Global Strategic Income Fund in exchange for a beneficial interest in the Portfolio. The Portfolio's investment objective is to provide a high total return from a portfolio of fixed income securities of foreign and domestic issuers. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

Investments in emerging and international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in emerging market and foreign countries could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested. The ability of the issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)The Portfolio values mortgage and asset-backed securities and other debt securities with a maturity of 60 days or more, including securities that are listed on an exchange or traded over the counter, using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available bid price on such exchange or at the quoted bid price in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security and (ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indications as to value from dealers and general market conditions. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. If such prices are not supplied by the Portfolio's independent pricing services, such securities are priced in accordance with procedures adopted by the Trustees. Such procedures may include the use of independent pricing services or affiliated advisor pricing, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; operating data and general market conditions. All short-term portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method. The ability of issuers of mortgage and asset-backed securities, held by the Portfolio, to meet their obligations may be affected by economic developments in a specific industry or region. The value of mortgage and asset-backed securities can be significantly affected by changes in interest rates, rapid principal payments including pre-payments.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30,1997
--------------------------------------------------------------------------------

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

      The Portfolio's custodian or designated subcustodians, as the case may be, under triparty repurchase agreements takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    b)The books and records of the Portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts stated in foreign currencies are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

    c)Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    d)The Portfolio may enter into forward and spot foreign currency contracts in order to hedge exposure by managing foreign currency exchange risk and enhancing returns on foreign portfolio holdings or to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees. The change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of forward and spot foreign currency contracts until terminated, at which time realized

THE GLOBAL STRATEGIC INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30,1997
--------------------------------------------------------------------------------

      foreign currency gains and losses are recognized. At April 30, 1997, the Portfolio had open forward foreign currency contracts as follows:

      SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                              U.S. DOLLAR   NET UNREALIZED
                                                    COST/      VALUE AT     APPRECIATION/
PURCHASE CONTRACTS                                 PROCEEDS     4/30/97     (DEPRECIATION)
-------------------------------------------------  --------   -----------   --------------
Australian Dollar 132,417 expiring 07/28/97......  $102,756   $  103,409    $         653
Belgian Franc 5,970,917 expiring 07/28/97........   170,598      168,301           (2,297)
British Pound 243,095 expiring 07/28/97..........   396,975      393,653           (3,322)
Canadian Dollar 191,946 expiring 07/28/97........   138,086      138,167               81
French Franc 1,933,873 expiring 07/28/97.........   337,500      333,382           (4,118)
German Mark 946,490 expiring 07/28/97............   557,795      550,208           (7,587)
Italian Lira 350,580,000 expiring 07/28/97.......   205,637      204,350           (1,287)
Japanese Yen 97,985,221 expiring 07/28/97........   787,017      782,587           (4,430)
Netherland Guilder 401,121 expiring 07/28/97.....   210,011      207,276           (2,735)
Spanish Peseta 28,920,181 expiring 07/28/97......   200,417      198,173           (2,244)
Swedish Krona 947,681 expiring 07/28/97..........   124,400      121,288           (3,112)

SALES CONTRACTS
-------------------------------------------------
Australian Dollar 142,097 expiring 07/28/97......  $111,546   $  110,968    $         578
Australian Dollar 192,613 expiring 10/29/97......   149,617      150,452             (835)
Belgian Franc 5,970,917 expiring 07/28/97........   173,070      168,301            4,769
Belgian Franc 5,970,917 expiring 10/29/97........   171,820      169,479            2,341
British Pound 243,095 expiring 07/28/97..........   387,494      393,653           (6,159)
British Pound 290,279 expiring 10/29/97..........   472,750      469,374            3,376
Canadian Dollar 191,946 expiring 07/28/97........   140,312      138,167            2,145
Canadian Dollar 262,186 expiring 10/29/97........   189,688      189,777              (89)
French Franc 1,933,873 expiring 07/28/97.........   343,702      333,382           10,320
French Franc 2,250,453 expiring 10/29/97.........   394,919      390,479            4,440
German Mark 946,490 expiring 07/28/97............   567,124      550,208           16,916
German Mark 819,624 expiring 10/29/97............   486,236      479,833            6,403
Italian Lira 350,580,000 expiring 07/28/97.......   206,817      204,349            2,468
Italian Lira 337,580,000 expiring 10/29/97.......   197,654      196,482            1,172
Japanese Yen 97,985,221 expiring 07/28/97........   812,161      782,587           29,574
Japanese Yen 112,198,826 expiring 10/29/97.......   914,479      908,778            5,701
Netherlands Guilder 401,121 expiring 07/28/97....   213,669      207,276            6,393
Netherlands Guilder 401,121 expiring 10/29/97....   211,496      208,729            2,767
Spanish Peseta 28,920,181 expiring 07/28/97......   201,328      198,173            3,155
Spanish Peseta 28,920,181 expiring 10/28/97......   200,751      198,574            2,177
Swedish Krona 947,681 expiring 07/28/97..........   124,042      121,288            2,754
Swedish Krona 947,681 expiring 10/28/97..........   124,915      121,807            3,108
                                                                            --------------
NET UNREALIZED APPRECIATION ON FORWARD FOREIGN
 CURRENCY CONTRACTS..............................                           $      73,076
                                                                            --------------
                                                                            --------------

THE GLOBAL STRATEGIC INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30,1997
--------------------------------------------------------------------------------

    e)Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place will be fixed when the Portfolio enters into the contract. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation of movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. There were no futures transactions during the period from March 17, 1997 (commencement of operations) to April 30, 1997.

    f)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

    g)The Portfolio incurred organization expenses in the amount of $17,700. These costs were deferred and are being amortized on a straight-line basis over a five year period from the commencement of operations.

    h)The Portfolio may engage in swap transactions, specifically interest rate, currency, index and total return swaps. The Portfolio will use these transactions to preserve a return or spread on a particular investment or portion of its investments, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. An interest rate swap is an agreement between two parties to exchange interest payments on a specified amount ("the notional amount") for a specified period. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Risks associated with swap transactions include the ability of counterparties to meet the terms of their contracts, and the amount of the Portfolio's potential gain or loss on swap transaction is not subject to any fixed limit.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30,1997
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.45% of the Portfolio's average daily net assets. For the period from March 17, 1997 (commencement of operations) to April 30, 1997, this fee amounted to $28,495.

    b)The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of the The JPM Pierpont Funds, The JPM Institutional Funds, the Portfolio and the other portfolios in which The JPM Pierpont Funds and The JPM Institutional Funds invest (the "Master Portfolios"), JPM Series Trust and JPM Series Trust II. For the period from March 17, 1997 (commencement of operations ) to April 30, 1997, the fee for these services amounted to $156.

    c)The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the Portfolio is determined by the proportionate share that the net assets bear to the total net assets of the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, The JPM Pierpont Funds, The JPM Institutional Funds and JPM Series Trust. For the period from March 17, 1997 (commencement of operations) to April 30, 1997, the fee for these services amounted to $1,974.

      In addition, Morgan has agreed to reimburse the Portfolio to the extent necessary to maintain the total operating expenses of the Portfolio at no more than 0.65% of the average daily net assets of the Portfolio through November 30, 1997. For the period from March 17, 1997 (commencement of operations) to April 30, 1997, Morgan has agreed to reimburse the Portfolio $15,368 for expenses under this agreement.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $83 for the period from March 17, 1997 (commencement of operations) to April 30, 1997.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30,1997
--------------------------------------------------------------------------------

    e)An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee Fee was $65,000. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $20.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the period from March 17, 1997 (commencement of operations) to April 30, 1997 were as follows:

                                                     COST OF      PROCEEDS
                                                    PURCHASES    FROM SALES
                                                   -----------   -----------
U.S. Government and Agency Obligations...........  $47,137,635   $31,640,703
Corporate and Collateralized Mortgage
 Obligations.....................................   40,220,428     1,830,302
                                                   -----------   -----------
                                                   $87,358,063   $33,471,005
                                                   -----------   -----------
                                                   -----------   -----------

32